

     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
        DECEMBER 4, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
            AND FOR WHICH THAT REQUEST EXPIRED ON FEBRUARY 14, 2004.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2003
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                             [ ] is a restatement
                             [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Staro Asset Management, L.L.C.
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Colin M. Lancaster
Title:   General Counsel
Phone:   (414) 294-7000

Signature, Place and Date of Signing:

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
/s/  Colin M. Lancaster        St. Francis, Wisconsin         February 17, 2004
-------------------------- ------------------------------    -------------------
         (Signature)                (City, State)                    (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              8

Form 13F Information Table Value Total:        $50,463
                                               (thousands)

List of Other Included Managers:           None


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
------------------------------------------------------------------------------------------------------------------------------------

                                                             FORM 13F
                                                        INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
     Column 1:         Column 2:   Column 3:     Column 4:              Column 5:             Column 6:  Column 7:      Column 8:
                                                             -----------------------------
     Name of           Title of     CUSIP         Value      Shrs or      SH/PRN      Put/    Investment  Other     Voting Authority
                                                                                                                    ----------------
     Issuer             Class      Number        (X$1000)    Prn. Amt.               Call     Discretion  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alcan Inc               Common        013716105    $ 5,754    150,400        SH                 Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
Dana Corp               Common        235811106    $ 4,192    271,700        SH                 Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp      Common        530718105    $ 9,053    908,000        SH                 Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Inc    Common        641234109    $ 8,336    199,100        SH                 Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
News Corp Ltd           Common        652487802    $ 4,093    150,000        SH                 Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
PECHINEY S.A. -
 SPONS ADR              Common        705151207    $ 9,400    343,700        SH                 Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
ROADWAY CORP            Common        769742107    $13,634    279,550        SH                 Sole                  X
------------------------------------------------------------------------------------------------------------------------------------
YELLOW CORP             Option        985509908    $     0      2,321                  Call     Sole                  X
------------------------------------------------------------------------------------------------------------------------------------